Risk management - Structural balance sheet risk management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR (as a percent)	183.97%
NSFR (as a percent)	100.00%
Value at risk, Confidence level	99.00%
Time frame from reference date	2 years
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR (as a percent)	100.00%
NSFR (as a percent)	100.00%
Time frame from reference date	520 days
Medium and long-term Issues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Issues		$ 4,270	$ 83,645